Annual Total Returns- Janus Henderson Research Fund (Class A C S I N R T Shares) [BarChart] - Class A C S I N R T Shares - Janus Henderson Research Fund - Class T	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.93%)	16.63%	35.12%	13.96%	5.33%	1.41%	26.13%	(2.88%)	35.28%	32.64%